Total Return Securities Fund
Portfolio of Investments
March 31, 2026
Sh ar e s F air V alu e
COMMON STOCKS — 51.0%
Banking — 5.4%
Norwood Financial Corp. 170,000 $ 5,001,400
Chemicals — 5.5%
Sakata INX Corp. 78,500 1,121,266
Toyo Ink SC Holdings Co Ltd. 170,000 4,005,973
5,127,239
Food & Beverage — 3.7%
Aryzta AG(a) 15,000 1,164,063
Nestle SA 23,000 2,255,787
3,419,850
Health Care — 0.1%
Spineart SA(a)(b) 221,085 65,288
Insurance — 15.1%
Berkshire Hathaway, Inc., Class A(a) 10 7,181,400
Chubb Ltd. 14,000 4,563,020
Progressive Corp. 11,000 2,180,640
13,925,060
Oil, Gas & Consumable Fuels — 4.1%
Texas Pacific Land Corp. 8,000 3,796,480
Real Estate Management & Development — 5.3%
Tejon Ranch Co.(a) 260,000 4,898,401
Retail — 11.9%
Cie Financiere Richemont SA 22,000 3,812,174
Village Super Market, Inc., Class A 170,000 7,179,100
10,991,274
Total Common Stocks (Cost $39,819,819) 47,224,992
CLOSED-END FUNDS — 20.2%
BNY Mellon Municipal Bond Infrastructure Fund, Inc. 314,891 3,318,951
BNY Mellon Strategic Municipal Bond Fund, Inc. 190,369 1,144,118
Central Securities Corp. 134,155 6,662,137
MFS High Yield Municipal Trust 760,000 2,720,800
MFS Investment Grade Municipal Trust 240,000 1,917,600
SRH Total Return Fund, Inc. 170,000 2,907,000
Total Closed-End Funds (Cost $18,054,295) 18,670,606
REAL ESTATE INVESTMENT TRUSTS — 13.7%
Alexander's, Inc. 28,000 6,613,600
Apartment Investment & Management Co.(a) 500,000 2,035,000
Elme Communities 2,000,000 4,020,000
Total Real Estate Investment Trusts (Cost $12,662,998) 12,668,600

Total Return Securities Fund
Portfolio of Investments (Continued)
March 31, 2026
Name of Issuer
Value as of
12/31/25
Gross
Additions
Gross
Reductions
Corporate
Actions
Realized Gain/
(Loss)
Unrealized
Gain/(Loss)
Interest
Income
Value as of
03/31/26
Aravis Biotech II,
Limited Partnership
$ 447,930
$ –
$ –
$ –
$ –
$ (4,101)
$ –
$ 443,829
$ 447,930
$ –
$ –
$ –
$ –
$ (4,101)
$ –
$ 443,829
BUSINESS DEVELOPMENT COMPANIES — 1.3% Sh ar e s F air V alu e
Monroe Capital Corp. 257,436 $ 1,184,206
Total Business Development Companies (Cost $1,831,713) 1,184,206
LIMITED PARTNERSHIPS — 0.5% U n i t s
Biotechnology — 0.5%
Aravis Biotech II, Limited Partnership(a)(b)(c) 3,294,705 443,829
Total Limited Partnerships (Cost $275,363) 443,829
SHORT-TERM INVESTMENTS — 11.3% Sh ar e s
MONEY MARKET FUNDS — 11.3%
Fidelity Institutional Money Market Government Portfolio - Class I, 3.53%(d) 5,242,690 5,242,690
Invesco Treasury Portfolio - Institutional Class, 3.56%(d) 5,242,690 5,242,690
Total Money Market Funds (Cost $10,485,380) 10,485,380
TOTAL INVESTMENTS — 98.3% (Cost $83,420,723 ) 90,968,768
Money Market Deposit Account —  0.3% (e) 291,155
Other Assets in Excess of Liabilities —  1.7% 1,578,874
TOTAL NET ASSETS — 100.0% $ 92,547,642
Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Board of Directors. These securities represented $509,117 or 0.6% of net assets as of March 31, 2026.
(c) Affiliated Security as defined by the Investment Company Act of 1940.
(d) The rate shown represents the 7-day annualized effective yield as of March 31, 2026.
(e) The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 2.56%.